Investments and Interests in Other Entities - Additional Information (Detail) - BRL (R$) R$ in Thousands		1 Months Ended		12 Months Ended
	Jul. 02, 2018	Dec. 31, 2016	Apr. 30, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Geekie Desenvolvimento de Softwares S.A.[member]
Disclosure Of Investments [line items]
Ownership interest percentage in associates	8.05%	6.54%		8.05%	6.54%	6.54%
Percentage on acquisition of additional interest in equity	1.51%
Payment to acquire additional interest	R$ 2,000
Circumstances used to determination of exercise price				The Company's EBITDA multiple of 2021 multiplied by Geekie's EBITDA, including any cash or debt, or; 10 times Geekie's EBITDA of of 2021, less net debt.
Call Options [member] | Geekie Desenvolvimento de Softwares S.A.[member]
Disclosure Of Investments [line items]
Derivative exercise period				May 1, 2022,through May 31,2022
Maximum percentage of settlement up on exercise of the option				50.00%
Remaining ownership interest percentage				91.95%
Put options [member] | Geekie Desenvolvimento de Softwares S.A.[member]
Disclosure Of Investments [line items]
Remaining ownership interest percentage				91.95%
WPensar S.A.[member]
Disclosure Of Investments [line items]
Ownership interest percentage in joint venture			25.00%	25.00%	25.00%	25.00%
Cash consideration				R$ 5,000
Capital contribution				4,777
Initial recognition				R$ 223
WPensar S.A.[member] | Call Options [member]
Disclosure Of Investments [line items]
Remaining ownership interest percentage				75.00%
Derivative exercise period				July 10,2020 through July 10,2021
Maximum percentage of settlement up on exercise of the option				50.00%
WPensar S.A.[member] | Put options [member]
Disclosure Of Investments [line items]
Remaining ownership interest percentage				75.00%
Derivative exercise period				July 10,2021 through July 10,2022
Geekie Desenvolvimento de Softwares S.A.[member]
Disclosure Of Investments [line items]
Cash consideration				R$ 8,000
Capital contribution				4,000
Cash consideration paid to selling shareholders on acquisition date				4,000
Cash and cash equivalent threshold amount of selling shareholders				5,000
Additional capital to subscribe if cash and cash equivalent are lower than threshold of selling shareholders				R$ 2,000